Earnings (Loss) Per Ordinary Share (Details)	6 Months Ended
Jun. 30, 2024 shares
Earnings (Loss) Per Ordinary Share [Line Items]
Escrow shares	3,867,481
Class A Ordinary Shares [Member]
Earnings (Loss) Per Ordinary Share [Line Items]
Shares issued	944,000,000
Class B Ordinary Shares [Member]
Earnings (Loss) Per Ordinary Share [Line Items]
Shares issued	39,000,000